Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Intangible assets	$ 290,000	$ 290,000
Less: accumulated amortization	(45,625)	(27,500)
Total intangible assets, net	$ 244,375	$ 262,500